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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31 2008

CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom itis signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing
Christopher Harrison
London
April 23rd 2009



column 1   column 2    column 3  column 4  column 5 column 6   column 7 column 8

                                 Value     Shares   Investment  Other     Voting
Name       Title/Class ID_CUSIP  (x$1000)  No.      Discretion  Managers  Auth


SPDR GOLD  COMMON SHARE 78463v107 31,588   350,000   YES         NONE      SOLE
PRO SHARES COMMON SHARE 74347r297 20,511   470,000   YES         NONE      SOLE


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